CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 290,781	$ 202,304	$ 133,871
Cost of revenues	154,943	106,405	71,079
Gross profit	135,838	95,899	62,792
Operating expenses:
Selling and marketing expenses	41,059	28,879	18,486
General and administrative expenses (including share-based compensation expenses of $2,273, $930 and $9,153 in 2013, 2014 and 2015, respectively)	52,331	32,053	23,447
Research and development expenses	1,401	1,603	1,270
Total operating expenses	94,791	62,535	43,203
Income from operations	41,047	33,364	19,589
Gain/(loss) from forward contracts	(8)	57
Interest expense	(2,466)	(1,331)	(1,106)
Interest income	699	93	100
Other income	883
Income before provision for income taxes and (loss)/gain from equity method investment	40,155	32,183	18,583
Income tax expenses	13,280	10,101	6,134
Income before (loss)/gain from equity method investment	26,875	22,082	12,449
(Loss)/gain from equity method investment	521	(156)
Net income	27,396	21,926	12,449
Less: Net income attributable to non-controlling interest	283	319	338
Net income attributable to iKang Healthcare Group, Inc.	27,113	21,607	12,111
Deemed dividend to preferred shareholders	100	20,436	84,306
Undistributed earnings allocated to preferred shareholders	201	7,310	2,818
Net (loss)/income attributable to common and preferred shareholders of iKang Healthcare Group, Inc	$ 26,812	$ (6,139)	$ (75,013)
Net (loss)/income per share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ 0.82	$ (0.97)	$ (11.22)
Diluted (in dollars per share)	$ 0.79	$ (0.97)	$ (11.22)
Weighted average shares used in calculating net (loss) income per common share
Basic (in shares)	32,884,357	6,340,005	6,683,678
Diluted (in shares)	34,114,872	6,340,005	6,683,678